Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Gross carrying amount, Total	€ 10,865	€ 3,118
Loss allowance, Total	(58)	(90)
Credit- impaired, Total
Current (not past due) [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.03%
Gross carrying amount	€ 8,902	€ 1,717
Loss allowance		(1)
Credit- impaired
1-30 days past due [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.12%
Gross carrying amount	€ 1,800	€ 1,124
Loss allowance		(1)
Credit- impaired
31-60 days past due [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.25%
Gross carrying amount	€ 51	€ 62
Loss allowance
Credit- impaired
61-90 days past due [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	0.00%	0.40%
Gross carrying amount		€ 13
Loss allowance
Credit- impaired
More than 90 days past due [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade receivables and contract assets debtors due to payment [Line Items]
Weighted- average loss rate	51.79%	44.03%
Gross carrying amount	€ 112	€ 201
Loss allowance	(58)	(88)
Credit- impaired